Trade and other receivables (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Balance at the beginning of year	$ (5,792,821)	$ (6,059,201)
Estimate of expected credit losses up 12 months	(2,324,015)	(1,837,905)
Estimate of expected credit losses longer than 12 months	(349,928)	(267,183)
Estimate for expected credit losses due to debt settlement	(151,343)	(11,660)
Impairment provision of accounts receivable	(2,881,290)	(2,116,748)
Uncollectible accounts	1,269,299	1,711,930
Add back of unused provisions	701,121	398,405
Effect of translation into presentation currency	380,393	272,793
Total	$ (6,323,298)	$ (5,792,821)